FEDERATED HERMES WORLD INVESTMENT SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 28, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES WORLD INVESTMENT SERES, INC. (the “Registrant”)

Federated Hermes International Leaders Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Hermes International Small-Mid Company Fund

Class A Shares

Class C Shares

Institutional Shares

(“collectively, the Funds”)

1933 Act File No. 33-52149
1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 79 on January 27, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary